Events After the Reporting Period - Additional Information (Detail) - Bond Issuance [member] ¥ in Billions	Mar. 20, 2019 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Bond issued	¥ 35
Fixed coupon rate of bond per annum	4.28%
Bond issuance date	Mar. 22, 2019
Bond maturity	10-year
Description of bond redemption	The Company has a conditional right to redeem the bonds at the end of the fifth year.